GOTHAM LARGE VALUE FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.7%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	3,155	$245,838
BorgWarner, Inc.	3,019	106,571

		352,409

Banks — 3.7%
Citigroup, Inc.	17,129	875,292
Fifth Third Bancorp	10,398	200,473
M&T Bank Corp.	1,739	180,804
PNC Financial Services Group, Inc. (The)	1,474	155,080
Regions Financial Corp.	54	600
US Bancorp	10,620	391,028
Wells Fargo & Co.	19,725	504,960

		2,308,237

Capital Goods — 13.5%
3M Co.	3,988	622,088
Allegion PLC (Ireland)	571	58,368
AMETEK, Inc.	3,225	288,218
Carrier Global Corp.	8,976	199,447
Caterpillar, Inc.	2,096	265,144
Cummins, Inc.	2,186	378,746
Dover Corp.	2,127	205,383
Eaton Corp. PLC (Ireland)	4,585	401,096
Emerson Electric Co.	8,883	551,012
Flowserve Corp.	1,909	54,445
Fortive Corp.	1,286	87,011
Fortune Brands Home & Security, Inc.	1,606	102,672
General Dynamics Corp.	4,207	628,778
Honeywell International, Inc.	7,269	1,051,025
Howmet Aerospace, Inc.	6,328	100,299
Johnson Controls International PLC (Ireland)	11,168	381,276
Lockheed Martin Corp.	2,600	948,792
Masco Corp.	4,003	200,991
Otis Worldwide Corp.	3,158	179,564
Pentair PLC (Ireland)	597	22,680
Quanta Services, Inc.	2,081	81,638
Raytheon Technologies Corp.	9,986	615,337
Snap-on, Inc.	795	110,115
Trane Technologies PLC (Ireland)	3,494	310,896
TransDigm Group, Inc.	758	335,074
United Rentals, Inc.*	1,033	153,958
Westinghouse Air Brake Technologies Corp.	2,067	118,997

		8,453,050

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.0%
Cintas Corp.	231	$61,529
Republic Services, Inc.	1,994	163,608
Robert Half International, Inc.	1,672	88,332
Waste Management, Inc.	2,893	306,398

		619,867

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)	1,114	108,615
Hanesbrands, Inc.	5,299	59,826
Hasbro, Inc.	617	46,244
Leggett & Platt, Inc.	1,927	67,734
Mohawk Industries, Inc.*	1,048	106,644
Newell Brands, Inc.	6,183	98,186
PulteGroup, Inc.	1,166	39,679
PVH Corp.	1,057	50,789
Ralph Lauren Corp.	1,078	78,177
Tapestry, Inc.	4,035	53,585
VF Corp.	5,014	305,553
Whirlpool Corp.	921	119,297

		1,134,329

Consumer Services — 1.7%
Darden Restaurants, Inc.	1,284	97,289
McDonald’s Corp.	2,682	494,749
MGM Resorts International	7,355	123,564
Yum! Brands, Inc.	4,385	381,100

		1,096,702

Diversified Financials — 4.1%
American Express Co.	1,230	117,096
Berkshire Hathaway, Inc., Class B*	3,017	538,565
BlackRock, Inc.	1,195	650,188
Cboe Global Markets, Inc.	96	8,955
Discover Financial Services	3,567	178,671
Franklin Resources, Inc.	7,274	152,536
Invesco Ltd. (Bermuda)	6,662	71,683
Nasdaq, Inc.	2,100	250,887
S&P Global, Inc.	256	84,347
Synchrony Financial	4,607	102,091
T Rowe Price Group, Inc.	3,407	420,764

		2,575,783

Energy — 7.5%
Apache Corp.	5,497	74,209
Chevron Corp.	13,716	1,223,879
Concho Resources, Inc.	2,889	148,783
ConocoPhillips	15,859	666,395

1

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	14,618	$653,717
Halliburton Co.	12,835	166,598
HollyFrontier Corp.	2,366	69,087
Kinder Morgan, Inc.	33,056	501,460
National Oilwell Varco, Inc.	4,776	58,506
Phillips 66	6,447	463,539
Schlumberger Ltd. (Curacao)	20,290	373,133
TechnipFMC PLC (United Kingdom)	6,542	44,747
Williams Cos., Inc. (The)	15,502	294,848

		4,738,901

Food & Staples Retailing — 3.2%
Kroger Co. (The)	9,729	329,327
Sysco Corp.	7,438	406,561
Walgreens Boots Alliance, Inc.	6,740	285,709
Walmart, Inc.	8,483	1,016,094

		2,037,691

Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.	23,429	919,588
Archer-Daniels-Midland Co.	8,143	324,906
Campbell Soup Co.	4,411	218,918
Coca-Cola Co. (The)	10,555	471,597
Conagra Brands, Inc.	937	32,954
Constellation Brands, Inc., Class A	1,751	306,337
General Mills, Inc.	8,332	513,668
Hershey Co. (The)	3,053	395,730
JM Smucker Co. (The)	1,667	176,385
Kellogg Co.	4,202	277,584
Kraft Heinz Co. (The)	14,225	453,635
Lamb Weston Holdings, Inc.	2,079	132,910
McCormick & Co., Inc., non-voting shares	305	54,720
Molson Coors Beverage Co., Class B	653	22,437
Mondelez International, Inc., Class A	6,832	349,320
Philip Morris International, Inc.	6,646	465,619
Tyson Foods, Inc., Class A	4,248	253,648

		5,369,956

Health Care Equipment & Services — 4.2%
Cardinal Health, Inc.	3,718	194,042
CVS Health Corp.	9,265	601,947
DaVita, Inc.*	1,840	145,618
DENTSPLY SIRONA, Inc.	86	3,789
HCA Healthcare, Inc.	1,487	144,328
Henry Schein, Inc.*	2,096	122,385

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	1,125	$186,874
McKesson Corp.	824	126,418
Medtronic PLC (Ireland)	9,857	903,887
Quest Diagnostics, Inc.	1,041	118,632
Universal Health Services, Inc., Class B	1,260	117,041

		2,664,961

Household & Personal Products — 3.9%
Clorox Co. (The)	1,418	311,067
Colgate-Palmolive Co.	10,243	750,402
Kimberly-Clark Corp.	4,850	685,547
Procter & Gamble Co. (The)	5,721	684,060

		2,431,076

Insurance — 4.7%
Aflac, Inc.	10,561	380,513
Allstate Corp. (The)	1,175	113,963
American International Group, Inc.	10,632	331,506
Aon PLC, Class A (Ireland)	1,800	346,680
Assurant, Inc.	894	92,341
Chubb Ltd. (Switzerland)	1,580	200,060
Cincinnati Financial Corp.	2,350	150,470
Everest Re Group Ltd. (Bermuda)	2	412
Globe Life, Inc.	1,564	116,096
Hartford Financial Services Group, Inc. (The)	4,466	172,164
Lincoln National Corp.	231	8,498
Loews Corp.	1,489	51,058
MetLife, Inc.	2,258	82,462
Principal Financial Group, Inc.	1,077	44,739
Prudential Financial, Inc.	1,980	120,582
Travelers Cos., Inc. (The)	3,577	407,957
Willis Towers Watson PLC (Ireland)	1,042	205,222
WR Berkley Corp.	2,608	149,412

		2,974,135

Materials — 4.3%
Amcor PLC (Jersey)	7,292	74,451
Avery Dennison Corp.	1,045	119,224
Celanese Corp.	1,714	147,987
CF Industries Holdings, Inc.	3,158	88,866
Dow, Inc.	6,217	253,405
DuPont de Nemours, Inc.	10,797	573,645
Eastman Chemical Co.	1,987	138,375

2

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	538	$53,596
International Paper Co.	5,732	201,824
Linde PLC (Ireland)	1,511	320,498
LyondellBasell Industries NV, Class A (Netherlands)	2,732	179,547
Packaging Corp. of America	1,229	122,654
PPG Industries, Inc.	3,458	366,755
Sealed Air Corp.	2,259	74,208

		2,715,035

Media & Entertainment — 1.9%
Charter Communications, Inc., Class A*	736	375,389
Comcast Corp., Class A	568	22,141
Discovery, Inc., Class A*	10,090	212,899
Fox Corp., Class A	7,802	209,250
Interpublic Group of Cos., Inc. (The)	5,696	97,743
News Corp., Class A	6,987	82,866
Omnicom Group, Inc.	3,169	173,027

		1,173,315

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
AbbVie, Inc.	6,695	657,315
Alexion Pharmaceuticals, Inc.*	197	22,111
Biogen, Inc.*	2,130	569,881
Bristol-Myers Squibb Co.	16,297	958,264
Gilead Sciences, Inc.	3,468	266,828
Johnson & Johnson	5,365	754,480
Merck & Co., Inc.	10,009	773,996
Pfizer, Inc.	32,501	1,062,783

		5,065,658

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc., REIT	825	133,856
Apartment Investment & Management Co., Class A, REIT	2,076	78,141
AvalonBay Communities, Inc., REIT	1,962	303,404
Boston Properties, Inc., REIT	1,904	172,083
CBRE Group, Inc., Class A*	4,894	221,307
Essex Property Trust, Inc., REIT	346	79,293
Federal Realty Investment Trust, REIT	523	44,565
Kimco Realty Corp., REIT	25	321
Mid-America Apartment Communities, Inc., REIT	1,670	191,499
Public Storage, REIT	2,025	388,577

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT	12	$821
UDR, Inc., REIT	103	3,850
Ventas, Inc., REIT	3,037	111,215
Weyerhaeuser Co., REIT	10,895	244,702

		1,973,634

Retailing — 7.5%
Advance Auto Parts, Inc.	622	88,604
AutoZone, Inc.*	297	335,052
Best Buy Co., Inc.	2,143	187,020
Dollar General Corp.	3,206	610,775
Dollar Tree, Inc.*	3,017	279,616
eBay, Inc.	11,282	591,741
Genuine Parts Co.	2,126	184,877
Home Depot, Inc. (The)	3,204	802,634
Kohl’s Corp.	2,281	47,376
L Brands, Inc.	4,034	60,389
LKQ Corp.*	4,484	117,481
Lowe’s Cos., Inc.	6,927	935,976
Target Corp.	1,043	125,087
Tractor Supply Co.	1,472	193,995
Ulta Beauty, Inc.*	694	141,173

		4,701,796

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	3,236	193,610

Software & Services — 5.9%
Accenture PLC, Class A (Ireland)	1,549	332,601
Automatic Data Processing, Inc.	2,135	317,880
Citrix Systems, Inc.	1,217	180,006
Gartner, Inc.*	1,137	137,952
International Business Machines Corp.	6,914	835,004
Leidos Holdings, Inc.	1,497	140,224
NortonLifeLock, Inc.	8,990	178,272
Oracle Corp.	19,539	1,079,921
Paychex, Inc.	5,243	397,157
Western Union Co. (The)	6,111	132,120

		3,731,137

Technology Hardware & Equipment — 5.1%
Apple, Inc.	2,944	1,073,971
Cisco Systems, Inc.	25,018	1,166,840
FLIR Systems, Inc.	1,609	65,277
Hewlett Packard Enterprise Co.	18,735	182,292
HP, Inc.	20,953	365,211

3

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	4,879	$111,534
NetApp, Inc.	3,246	144,025
TE Connectivity Ltd. (Switzerland)	813	66,300
Xerox Holdings Corp.	3,112	47,582

		3,223,032

Telecommunication Services — 3.3%
AT&T, Inc.	37,913	1,146,110
Verizon Communications, Inc.	16,859	929,437

		2,075,547

Transportation — 2.3%
CSX Corp.	5,798	404,353
Expeditors International of Washington, Inc.	2,479	188,503
Norfolk Southern Corp.	3,408	598,343
Southwest Airlines Co.	7,539	257,683

		1,448,882

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.4%
Dominion Energy, Inc.	1,462	$118,685
NRG Energy, Inc.	3,640	118,518

		237,203

TOTAL COMMON STOCKS (Cost $61,167,544)		63,295,946

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(458,365)

NET ASSETS - 100.0%		$62,837,581

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

4